Related party transactions - Trade and other payables (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Related party transactions
Amounts payable, related party transactions	$ (46)
Castcrown Ltd | Gamegears Limited
Related party transactions
Amounts payable, related party transactions	$ (46)